N-2 - USD ($)				3 Months Ended
		Feb. 14, 2025	Feb. 10, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001340736
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		false
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		EATON VANCE TAX-MANAGED DIVERSIFIED EQUITY INCOME FUND
Entity Address, Address Line One		One Post Office Square
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02109
City Area Code		617
Local Phone Number		482-8260
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses
Sales Load Paid By You (as a percentage of offering price)	—	(1)
Offering Expenses (as a percentage of offering price)	—	(2)
Dividend Reinvestment Plan Fees	$5.00	(3)
(1)	If Common Shares are sold to or through und e rwriters, the Prospectus Supplement will set forth any applicable sales load.
(2)
The Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the Prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the Offering.

(3)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares (4)
Investment Adviser Fee	0.99	% (5)
Other Expenses	0.07%

Total Annual Fund Operating Expenses	1.06%
(4)	Stated as a percentage of average net assets attributable to Common Shares for the year ended October 31, 2024.
(5)
The investment adviser fee paid by the Fund to Eaton Vance Management (“EVM”) is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fees will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and EVM, the fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.

Management Fees [Percent]	[4],[5]	0.99%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.07%
Total Annual Expenses [Percent]	[4]	1.06%
Expense Example [Table Text Block]
EXAMPLE
The following Example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 1.06% of net assets attributable to Common Shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$ 11	$ 34	$ 58	$ 129
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distributions” and “Dividend Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.

The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 11
Expense Example, Years 1 to 3		34
Expense Example, Years 1 to 5		58
Expense Example, Years 1 to 10		$ 129
Purpose of Fee Table , Note [Text Block]		The purpose of the table above is to help you understand all fees and expenses that you, as a holder of Common Shares (“Common Shareholder”), would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the Prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the Offering.
Management Fee not based on Net Assets, Note [Text Block]		The investment adviser fee paid by the Fund to Eaton Vance Management (“EVM”) is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fees will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and EVM, the fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives, Policies and Risks
INVESTMENT OBJECTIVES
The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax
basis, seeking to minimize and defer shareholder federal income taxes. There can be no assurance that the Fund will achieve its investment objectives.
Under normal market conditions, the Fund’s investment program consists of owning a diversified portfolio of common stocks. The Fund will seek to earn high levels of tax-advantaged
income and gains by (1) investing in stocks that pay dividends that qualify for favorable federal income tax treatment and/or (2) writing (selling) stock index call options with respect to a portion of its common stock portfolio value.
PRIMARY INVESTMENT POLICIES
General Composition of the Fund.
Under normal market conditions, the Fund invests at least 80% of its total assets in a combination of (1) dividend-paying common stocks and (2) common stocks the value of which is subject to covered written index call options.
Typically, the Fund invests primarily in common stocks of United States issuers. The Fund may invest up to 40% of its total assets in securities of foreign issuers, including securities evidenced by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may invest up to 5% of its total assets in securities of emerging market issuers. The Fund expects that its assets will normally be invested across a broad range of industries and market sectors. The Fund may not invest 25% or more of its total assets in the securities of issuers in any single industry. The Fund may invest a portion of its assets in stocks of mid-capitalization
companies. Eaton Vance generally considers
mid-capitalization
companies to be those companies having market capitalizations within the range of capitalizations for the S&P MidCap 400
®
Index (the “S&P MidCap 400
®
”). As of January 31, 2025, the median market capitalization of companies in the S&P MidCap 400
®
was approximately $7.2 billion.
The Fund writes call options on one or more broad-based stock indices that the Adviser believes collectively approximate the characteristics of its common stock portfolio (or that portion of its portfolio against which options are written) and that present attractive opportunities to earn options premiums. The Fund writes call options on the S&P 500
®
Index (the “S&P 500
®
”), and may also write call options on other domestic and foreign stock indices. Over time, the indices on which the Fund writes call options may vary as a result of changes in the availability and liquidity of various listed index options, changes in stock portfolio holdings, the Adviser’s evaluation of equity market conditions and other factors. Writing index call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings normally include stocks not included in the indices on which it writes call options.
The Fund may consider investments in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains, and may seek to enhance the level of tax-advantaged
dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund sells a stock on or shortly after the stock’s ex-dividend
date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given time period than if it held a single stock. By complying with applicable holding period and other requirements while engaging in dividend capture trading, the Fund may enhance the level of tax-advantaged
dividend income it receives. The use of dividend capture trading strategies will expose the Fund to increased trading costs and potentially higher short-term gain or loss. The Fund may use derivatives to manage exposure to certain sectors and/or markets in connection with its use of dividend capture trading. The Fund may buy and sell equity index futures contracts for this purpose, but may also engage in other types of derivatives to manage such exposures.

The Fund generally sells stock index call options that are exchange-listed and “European style,” meaning that the options may be exercised only on the expiration date of the option. Index options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.
As the seller of index call options, the Fund will receive cash (the premiums) from option purchasers. The purchaser of an index call option has the right to any appreciation in the value of the applicable index over a fixed price (the exercise price) as of a specified date in the future (the option valuation date). Generally, the Fund sells call options that are slightly
“out-of-the-money”
(i.e., the exercise price generally will be slightly above the current level of the applicable index when the option is sold). The Fund may also sell index options that are more substantially
“out-of-the-money.”
Such options that are more substantially
“out-of-the-money”
provide greater potential for the Fund to realize capital appreciation, but generally would pay a lower premium than options that are slightly
“out-of-the-money.”
In writing index options, the Fund, in effect, sells the potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. If, at expiration, an index call option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index and the exercise price of the option. The premium, the exercise price and the market value of the applicable index will determine the gain or loss realized by the Fund as the seller of the index call option.
The Fund expects to maintain high turnover in index call options, based on the Adviser’s intent to sell index call options on a portion of its stock portfolio value and roll forward its options positions approximately every one to three months.
The Fund’s policy that, under normal market conditions, the Fund invests at least 80% of its total assets in a combination of (1) dividend-paying common stocks and (2) common stocks the value of which is subject to covered written index call options is a non-fundamental
policy that may be changed by the Fund’s Board of Trustees (the “Board”) without Common Shareholder approval following the provision of 60 days’ prior written notice to Common Shareholders.
In implementing the Fund’s investment strategy, the Adviser employs a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by shareholders in connection with their investment in the Fund as described below.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies.
The S&P 500
®
is an unmanaged index of 500 stocks maintained and published by S&P that is market-capitalization weighted and generally representative of the performance of larger stocks traded in the United States.
Investment Strategy.
Eaton Vance is responsible for the Fund’s overall investment program, structuring and managing the Fund’s common stock portfolio, including tax-loss
harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund), dividend capture trading and other tax-management
techniques. See “Management of the Fund.”
Eaton Vance is responsible for the overall management of the Fund’s investments, including decisions about asset allocation and securities selection. The portfolio managers utilize information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and equity investments therein, including sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. The Adviser will also consider a variety of other factors in constructing and maintaining the Fund’s stock portfolio, including, but not limited to, stock dividend yields and payment schedules, overlap between the Fund’s stock holdings and the indices on which it has outstanding options positions, realization of tax-loss
harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) opportunities and other tax management considerations.
The Adviser believes that a strategy of owning a portfolio of common stocks and selling covered call options (a
“buy-write
strategy”) with respect to a portion thereof can provide current income and gains and attractive risk-adjusted returns. The Fund will sell only “covered” call options. Although the Fund generally writes stock index call options with respect to only a portion of its common stock portfolio value, the Fund may in market circumstances deemed appropriate by the Adviser write covered index call options on up to 100% of the value of its assets.
To avoid being subject to the “straddle rules” under federal income tax law, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. Under the “straddle rules,” “offsetting positions with respect to personal property” generally are considered to be straddles. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call options it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of each index on which it has open call options positions under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle. In addition, in keeping with the Fund’s strategy, described below, of selling index call options and purchasing index put options that qualify for treatment as Section 1256 contracts under the Code on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of holding period, the Fund may be limited in the manner in which it writes options on indices based upon foreign stocks. Because many foreign-traded stock index options do not currently qualify for treatment as Section 1256 contracts under the Code, the Fund generally intends to sell options on broad-based foreign country and/or regional stock indices that are listed for trading in the United States or which otherwise qualify Section 1256 contracts under the Code. Options on foreign indices that are listed for trading in the United States or which otherwise qualify as Section 1256 contracts under the Code may trade in substantially lower volumes and with substantially wider bid-ask
spreads than other options contracts on the same or similar indices that trade on other markets outside the United States. To implement its options program most effectively, the Fund may buy and sell index options that do not qualify as Section 1256 contracts under the Code.
The Fund’s index option strategy is designed to produce current cash flow from option premiums and to moderate the volatility of the Fund’s returns. This index option strategy is of a hedging nature, and is not designed to speculate on equity market performance. The Adviser believes that the Fund’s index option strategy moderates the volatility of the Fund’s returns because the option premiums received will help to mitigate the impact of downward price movements in the stocks held by the Fund, while the Fund’s obligations under index calls written constrains the Fund’s ability to participate in upward price movements in portfolio stocks.
The Fund expects normally to sell index call options on a portion of its common stock portfolio value. The Adviser does not intend to sell index call options representing amounts, in the aggregate, greater than the value of the Fund’s common stock portfolio (i.e., take a “naked” position). The Adviser generally sells index call options that are exchange-listed and “European style,” meaning that the options may only be exercised on the expiration date of the option. Exchange-traded index options are typically settled in cash and provide that the holder of the option has the right to receive an amount of cash determined by the excess of the exercise-settlement value of the index over the exercise price of the option. The exercise-settlement value is calculated based on opening sales prices of the component index stocks on the option valuation date, which is the last business day before the expiration date. Generally, the Adviser sells index call options that are slightly
“out-of-the-money,”
meaning that option exercise prices generally will be slightly above the current level of the index at the time the options are written. The Fund may also sell index options that are more substantially
“out-of-the-money.”
Such options that are more substantially
“out-of-the-money”
provide greater potential for the Fund to realize capital appreciation on its portfolio stocks but generally would pay a lower premium than options that are slightly
“out-of-the-money.”
The Adviser expects to follow a options strategy of selling index call options with a remaining maturity of between approximately one and three months and maintaining its short call options positions until approximately their option valuation date, at which time replacement call option positions with a remaining maturity within this range are written.
The foregoing policies relating to investments in common stocks and options writing are the Fund’s primary investment policies. In addition to its primary investment policies, the Fund may invest to a limited extent in other types of securities and engage in certain other investment practices. In addition to writing index call options, the Fund may write call options on up to 20% of the value of its total assets on futures contracts based upon broad-based securities indices. The Fund’s use of such options on index futures would be substantially similar to its use of options directly on indices. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. To seek to protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indices and options thereon, equity swaps, covered short sales, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures).
Tax-Managed
Investing.
Taxes are a major influence on the net
after-tax
returns that investors receive on their taxable investments. In implementing the Fund’s investment strategy, the Adviser employs a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by Common Shareholders in connection with their investment in the Fund. These currently include, without limitation: (1) investing in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains and complying with the holding period and other requirements for favorable tax treatment; (2) selling index call options that qualify for treatment as Section 1256 contracts under the Code, on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of holding period; (3) limiting the overlap between the Fund’s stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis so that the Fund’s stock holdings and index call options are not subject to the “straddle rules;” (4) engaging in a systematic program of tax-loss
harvesting in the Fund’s stock portfolio, periodically selling stock positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund; and (5) managing the sale of appreciated stock positions so as to minimize the Fund’s net realized short-term capital gains in excess of net realized long-term capital losses. When an appreciated security is sold, the Fund intends to select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. However, the Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations.

Common Stocks.
Under normal market conditions, the Fund’s investment program consists of owning a diversified portfolio of common stocks. Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Foreign Securities.
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding or other tax), government policies (in the U.S. or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As an alternative to holding foreign-traded securities, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S.
over-the-counter
market (including depositary receipts, which evidence ownership in underlying foreign securities). Dividends received with respect to stock of a foreign corporation may qualify for the reduced U.S. income tax rates applicable to qualified dividend income only if such corporation satisfies the requirements to be a “qualified foreign corporation” as described in the Code.
Because foreign companies may not be subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less or less reliable publicly available information about a foreign company than about a domestic company. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.
The Fund may invest in ADRs, EDRs and GDRs, which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass through voting or other shareholder rights, and may be less liquid than sponsored receipts.
Emerging Markets.
The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries, and enforcement of existing regulations may be limited. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund’s income from such securities.

Index Options Generally.
The Fund will pursue its objectives in part by writing (selling) stock index call options with respect to a portion of its common stock portfolio value. The Fund generally sells index options that are exchange-listed and “European style,” meaning that the options may be exercised only on the expiration date of the option. Index options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities (meaning the exercise of an index option does not involve the actual purchase or sale of securities) and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.
United States listed options contracts are originated and standardized by the Options Clearing Corporation (the “OCC”). Currently, United States listed index options are available on approximately 144 indexes, with new listings added periodically. In the United States, the Fund generally sells index call options that are issued, guaranteed and cleared by the OCC. The Fund may also sell index call options in the United States and outside the United States that are not issued, guaranteed or cleared by the OCC. The Adviser believes that there exists sufficient liquidity in the index options markets to fulfill the Fund’s requirements to implement its strategy.
Selling Index Call Options.
The Fund’s index option strategy is designed to produce current cash flow from options premiums and to moderate the volatility of the Fund’s returns. This index option strategy is of a hedging nature, and is not designed to speculate on equity market performance.
As the seller of index call options, the Fund will receive cash (the premium) from the purchasers thereof. The purchaser of an index option has the right to any appreciation in the value of the applicable index over a fixed price (the exercise price) as of a specified date in the future (the option valuation date). Generally, the Fund sells index call options that are slightly
“out-of-the-money”
(i.e., the exercise price generally will be slightly above the current level of the applicable index when the option is sold). The Fund may also sell index options that are more substantially
“out-of-the-money.”
Such options that are more substantially
“out-of-the-money”
provide greater potential for the Fund to realize capital appreciation on its portfolio stocks but generally would pay a lower premium than options that are slightly
“out-of-the-money.”
When it writes index call options, the Fund will, in effect, sell the potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. If, at expiration, an index call option sold by the Fund is exercised, the Fund will pay the purchaser the difference between the cash value of the applicable index and the exercise price of the option. The premium, the exercise price and the market value of the applicable index will determine the gain or loss realized by the Fund as the seller of the index call option.
Prior to expiration, the Fund may close an option position by making an offsetting market purchase of identical option contracts (same type, underlying index, exercise price and expiration). The cost of closing transactions and payments in settlement of exercised options will reduce the net option premiums available for distribution to Common Shareholders by the Fund. The reduction in net option premiums due to a rise in stock prices should generally be offset, at least in part, by appreciation in the value of common stocks held and by the opportunity to realize higher premium income from selling new index options at higher exercise prices.
In certain extraordinary market circumstances, to limit the risk of loss on the Fund’s index option strategy, the Fund may enter into “spread” transactions by purchasing index call options with higher exercise prices than those of index call options written. The Fund will only engage in such transactions when Eaton Vance believes that certain extraordinary events temporarily have depressed equity prices and substantial short-term appreciation of such prices is expected. By engaging in spread transactions in such circumstances the Fund will reduce the limitation imposed on its ability to participate in such recovering equity markets that exist if the Fund only writes index call options. The premiums paid to purchase such call options are expected to be lower than the premiums earned from the call options written at lower exercise prices. However, the payment of these premiums will reduce amounts available for distribution from the Fund’s option activity.
The Fund will sell only “covered” call options. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).
If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option written by the Fund is exercised, the Fund realizes on the expiration date a capital gain if the cash payment made by the Fund upon exercise is less than the premium received from writing the option and a capital loss if the cash payment made is more than the premium received. If a written option is repurchased, the Fund realizes upon the closing purchase transaction a capital gain if the cost of repurchasing the option is less than the premium received from writing the option and a capital loss if the cost of repurchasing the option is more than the premium received.
For written index options that qualify as Section 1256 contracts, the Fund’s gains and losses thereon generally will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. In addition, the Fund generally will be required to “mark to market” (i.e., treat as sold for fair market value) each outstanding index option position at the close of each taxable year (and on October 31 of each year for excise tax purposes) and to adjust the amount of gain or loss subsequently realized to reflect the marking to market. Gain or loss on index options not qualifying as Section 1256 contracts under the Code would be realized upon disposition, lapse or exercise of the positions and would generally be treated as short-term gain or loss.

The principal factors affecting the market value of an option contract include supply and demand in the options market, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the actual or perceived volatility associated with the underlying index, and the time remaining until the expiration date. The premium received for an option written by the Fund is recorded as an asset of the Fund and its obligation under the option contract as an initially equivalent liability. The Fund then adjusts over time the liability as the market value of the option changes. The value of each written option is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices or otherwise at fair value.
The transaction costs of buying and selling options consist primarily of commissions (which are imposed in opening, closing and exercise transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the underlying securities because these costs are often greater in relation to option premiums than in relation to the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options over short periods of time or concurrently. Transaction costs associated with the Fund’s options strategy will vary depending on market circumstances and other factors.
Writing index call options can lower the variability of potential return outcomes and can enhance returns in three of four market performance scenarios (down, flat or moderately up). Only when the level of the index at option expiration exceeds the sum of the premium received and the option exercise price would the buy-write
strategy be expected to provide lower returns than the stock portfolio-only alternative. The amount of downside protection afforded by the buy-write
strategy in declining market scenarios is limited, however, to the amount of option premium received. If an index declines by an amount greater than the option premium, a buy-write
strategy consisting of owning all of the stocks in the index and writing index options on the value thereof would generate an investment loss. The Fund’s returns from implementing a buy-write
strategy using index options will also be substantially affected by the performance of the Fund’s stock portfolio versus the indices on which it writes call options and by the percentage of portfolio value on which options are written. The returns on the Fund’s portfolio are unlikely to be the same as the returns on the indices on which it writes options.
ADDITIONAL INVESTMENT PRACTICES
In addition to its primary investment strategies as described above, the Fund may engage in the following investment practices.
Temporary Investments.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations. In moving to a substantial temporary investments position and in transitioning from such a position back into conformity with the Fund’s normal investment policies, the Fund may incur transaction costs that would not be incurred if the Fund had remained fully invested in accordance with such normal policies. The transition to and from a substantial temporary investments position may also result in the Fund having to sell common stocks and/or close out options positions and then later purchase common stocks and open new options positions in circumstances that might not otherwise be optimal. The Fund’s investment in such temporary investments under unusual market circumstances may not be in furtherance of the Fund’s investment objectives.
When-Issued Securities and Forward Commitments.
Securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the transacted securities are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. The Fund does not intend to enter into forward commitment or when-issued transactions for the purpose of investment leverage.
Restricted Securities.
Securities held by the Fund may be legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder, and securities of U.S. and
non-U.S.
issuers initially offered and sold outside the United States pursuant to Regulation S thereunder. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. In addition, if the Adviser receives material non-public
information about the issuer, the Fund may as a result be unable to sell the securities. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.
Illiquid Investments.
It may be difficult to sell illiquid investments at a price representing their fair value until such time as such investments may be sold publicly. Where registration is required, a considerable period may elapse between a decision by the Fund to sell such investments and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire investments through private placements under which it may agree to contractual restrictions on the resale of such investments. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in investments as to which the Fund, by itself or together with other accounts managed by the Adviser and its affiliates, holds a major portion or all of such investments. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such investments when the Adviser believes it advisable to do so or may be able to sell such investments only at prices lower than if such investments were more widely held. It may also be more difficult to determine the fair value of such investments for purposes of computing the Fund’s NAV.
Other Derivative Instruments.
In addition to the intended strategy of writing index call options, the Fund may also invest in other derivative instruments for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, market indices and/or currencies consistent with its investment objectives and policies. These strategies may be executed through the use of derivative contracts in the United States or abroad. In the course of pursuing these investment strategies, the Fund may purchase and sell derivatives including futures contracts on securities, non-equity
indices and currencies, options on futures contracts, equity and interest rate swaps, covered short sales, forward sales of stocks, and forward currency exchange contracts. In addition, derivatives may also include new techniques, instruments or strategies that are not currently available. Derivative instruments may be used by the Fund to enhance returns or as a substitute for the purchase or sale of securities. The Fund may invest in derivatives without limitation and use of derivatives may be extensive. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.
Swaps.
Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to mitigate non-payment
or default risk or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) on different currencies, securities, baskets of currencies or securities, indices or other instruments, which returns are calculated with respect to a “notional amount,” i.e., the designated referenced amount of exposure to the underlying instruments. The Fund will enter into swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Swaps are traded in the over-the-counter
market. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the total return performance of the Fund would be unfavorably affected.
Total Return Swaps
. Total return swaps are contracts in which one party agrees to make payments of the total return from the designated underlying asset(s), which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other designated underlying asset(s).
Interest Rate Swaps.
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).
Futures and Options on Futures.
The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in stock prices or interest rates, for other risk management purposes or to gain exposure to certain securities, indices and currencies. Futures contracts may be based on various underlying assets. Such transactions involve a risk of loss or depreciation due to adverse changes in securities prices, which may exceed the Fund’s initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. Sales of futures contracts and related options generally result in realization of short-term or long-term capital gain depending on the period for which the investment is held. To the extent that any futures contract or option on futures contract held by the Fund is a Section 1256 contract, the contract will be marked-to-market
annually and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract.

Short Sales.
The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box).
In a short sale
against-the-box,
the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box
by delivering newly acquired stock.
Short sales
against-the-box
can be a
tax-efficient
alternative to the sale of an appreciated securities position. The ability to use short sales against-the-box
as a
tax-efficient
management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out not later than thirty days after the end of the Fund’s taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed. Not meeting these requirements would trigger the recognition of gain on the underlying appreciated securities position under the federal tax laws applicable to constructive sales.
Securities Lending.
The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans are made only to organizations whose credit quality or claims paying ability is considered by the Adviser to be at least investment grade and when the expected return, net of administrative expenses and any finders’ fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower is monitored by the Adviser on an ongoing basis.
Borrowings.
The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by the regulatory authority having jurisdiction. Although it does not currently intend to do so, the Fund may in the future from time to time borrow money to add leverage to the portfolio. The Fund may also borrow money for temporary administrative purposes or to meet temporary cash needs.
Reverse Repurchase Agreements.
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. Income realized on reverse repurchase agreements is taxable as ordinary income when distributed to shareholders.
When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.
There is a risk that large fluctuations in the market value of the Fund’s assets could affect the NAV and the market price of Common Shares. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
The SEC recently finalized rules that will require certain reverse repurchase transactions involving U.S. Treasuries to be centrally cleared. The compliance date for the new rules is currently set for the end of June 2026. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.
Research Process.
The Fund’s portfolio management utilizes the information provided by, and the expertise of, the research staff of the Adviser and its affiliates in making investment decisions. As part of the research process, portfolio management may consider financially material environmental, social and governance (“ESG”) factors. Such factors, alongside other relevant factors, may be taken into account in the Fund’s securities selection process.
Portfolio Turnover.
The Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. The portfolio turnover rate(s) for the Fund for the fiscal years ended October 31, 2024 and 2023 were 39% and 63%, respectively.

Risk Factors [Table Text Block]
ADDITIONAL RISK CONSIDERATIONS
Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or you may lose part or all of your investment.

Discount From or Premium to NAV.
The Offering will be conducted only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Fund’s Common Shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end
management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Secondary Market for the Common Shares.
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions.
The Fund also issues Common Shares of the Fund through its dividend reinvestment plan. See “Dividend Reinvestment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.
When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund.
The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.
Investment Risk.
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter
markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund normally sells stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance is more limited than if the Fund did not engage in selling stock index call options. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
Market Risk.
The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing
risks to the Fund. The frequency and magnitude of changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.
Issuer Risk
. The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Risk.
Under norm
al
market conditions, the Fund’s investment program consists of owning a diversified portfolio of common stocks. Therefore, a principal risk of investing in the Fund is equity risk. Equity risk is the risk that the value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer reduces or eliminates its dividend or fails to make anticipated dividend increases. Common stocks in which the Fund invests are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Risks of Investing in Smaller and
Mid-Sized
Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or
“mid-cap.”
Smaller and
mid-sized
companies often are newer or less established companies than larger capitalization companies. Investments in smaller and mid-sized
companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent up
on one or a few key people. The market movements of equity securities of smaller and mid-sized
companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized
companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized
companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Risk of Selling Index Call Options.
Under normal market conditions, a portion of the Fund’s common stock portfolio value is subject to written index call options. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by writing options on one or more broad-based stock indices that the Adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which options are written). The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. For example, with respect to the portion of its stock portfolio against which S&P 500
®
index call options have been written, the Fund will suffer a loss if the S&P 500
®
appreciates above the exercise price of the options written while the associated securities held by the Fund fail to appreciate as much or decline in value over the life of the written option. Index options written by the Fund is priced on a daily basis. Their value is affected primarily by changes in the prices and dividend rates of the underlying common stocks in such index, changes in actual or perceived volatility of such index and the remaining time to the options’ expiration. The trading price of index call options will also be affected by liquidity considerations and the balance of purchase and sale orders.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.
To the extent that the Fund writes options on indices based upon foreign stocks, the Fund generally sells options on broad-based foreign country and/or regional stock indices that are listed for trading in the United States or which otherwise qualify as Section 1256 contracts under the Code. Options on foreign indices that are listed for trading in the United States or which otherwise qualify as Section 1256 contracts under the Code may trade in substantially lower volumes and with substantially wider bid-ask
spreads than other options contracts on the same or similar indices that trade on other markets outside the United States. To implement its options program most effectively, the Fund may sell index options that do not qualify as Section 1256 contracts under the Code. Gain or loss on index options not qualifying as Section 1256 contracts under the Code would be realized upon disposition, lapse or settlement of the positions and would be treated as short-term gain or loss.
The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for options may not conform to the hours during which common stocks held by the Fund are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. Index call options are marked to market daily and their value is affected by changes in the value and dividend rates of the securities represented in the underlying index, changes in interest rates, changes in the actual or perceived volatility of the associated index and the remaining time to the options’ expiration, as well as trading conditions in the options market.
Tax Risk.
Please refer to the section entitled “U.S. Income Tax Matters” for an explanation of the federal income tax consequences and attendant risks of investing in the Fund. Although the Fund seeks to minimize and defer the federal income taxes incurred by Common Shareh ol
ders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. As described more fully under “U.S. Income Tax Matters.”, while the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by Common Shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause Common Shareholders to pay more tax than they otherwise would have, or to accelerate Common Shareholders’ recognition of taxable income or gains.
Benchmark Reference Rates Risk.
Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates. For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted
.
Foreign Security Risk.
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding or other tax), government policies (in the U.S. or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad (such as foreign brokerage costs, custodial expenses and other fees) are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation of assets, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations or repatriating capital invested in foreign countries, and the imposition of economic sanctions. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. As an alternative to holding foreign-traded securities, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S.
over-the-counter
market (including depositary receipts, which evidence ownership in underlying foreign securities). Since the Fund may invest in securities denominated or quoted in currencies other than the United States dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments held by the Fund and the accrued income and appreciation or depreciation of the investments in United States dollars. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. Distributions on foreign securities may not be eligible for the reduced rate of taxation applicable to qualified dividend income.
Because foreign companies may not be subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies, there may be less or less reliable publicly available information about a foreign company than about a domestic company. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions for, or loss of certificates of, portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets.
Political events in foreign countries may cause market disruptions. In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the European Union (“EU”) (“Brexit”). Effective January 31, 2020, the UK ceased to be a member of the EU and, following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. Market uncertainty remains regarding Brexit’s ramifications, and the range and potential implications of the possible political, regulatory, economic, and market outcomes in the UK, EU and beyond are difficult to predict. If one or more additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.
Emerging Markets Investment Risk.
The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund’s income from such securities.
In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund’s investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend and interest payments and gain from the sale of securities, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.
Foreign Currency Transactions Risk.
The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund may (but is not required to) engage in transactions to hedge against changes in foreign currencies, and will use such hedging techniques when the Adviser deems appropriate. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the rate currently prevailing in the foreign currency exchange market, or through entering into derivative currency transactions. Currency futures contracts are exchange-traded instruments similar in structure to futures contracts on stocks and stock indices, but change in value to reflect the movements of a currency or basket of currencies rather than a stock or stock index. Settlement is made in a designated currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Adverse movements in hedged currencies may result in poorer overall performance for the Fund than if it had not entered into such contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded contracts between currency traders and their customers. Such contracts may be used by the Fund when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be performed by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets. Income or gains earned on any of the Fund’s foreign currency transactions generally will be treated as taxable ordinary income (i.e. income other than qualified dividend income).
Currency transactions are dependent upon the creditworthiness of counterparties and subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying derivative currency transactions. As a result, available information may not be complete. In an over-the-counter
trading environment, there are generally no daily price fluctuation limits. There may be no liquid secondary market to close out positions entered into until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as counterparty.
Interest Rate Risk.
The premiums from writing index call options and amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. . Any preferred stocks paying fixed dividend rates in which the Fund invests, will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the Common Shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.
Derivatives Risk.
In addition to writing index call options, the risks of which are described above, the Fund may also invest in other derivatives for purposes such as hedging, to enhance return, or as a substitute for the purchase or sale of securities or currencies. Other permitted derivatives include futures contracts on securities, non-equity
indices and currencies, options on futures contracts, equity and interest rate swaps, covered short sales, forward sales of stocks, and forward currency exchange contracts. The Fund may invest in derivatives without limitation and use of derivatives may be extensive. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested in derivatives. Derivative instruments traded in over-the-counter
markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. Dividends received on securities with respect to which the Fund is obligated to make related payments (pursuant to short sales or otherwise) will not constitute qualified dividend income and will be taxable as ordinary income. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify as qualified dividend income.

The regulation of U.S. and
non-U.S.
derivatives markets is an evolving area of law and is subject to modification by government and judicial action. In particular, such regulations require many derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets.
The SEC adopted Rule
18f-4
under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f 4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of the Fund’s net assets) to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent the Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (generally up to 10% of the Fund’s net assets), it will not be subject to the full requirements of Rule 18f 4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f 4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act.
The implementation of existing regulatory requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. The Adviser cannot predict with certainty the effects of any governmental regulation that may be implemented, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investments is worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline.
Market Discount Risk
. The shares of
closed-end
management investment companies often trade at a discount from their net asset value, and the Fund’s Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s Common Shares may be less than the public offering price. The returns earned by Common Shareholders who purchased their Common Shares in this offering and sell their Common Shares below net asset value will be reduced.
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Financial Leverage Risk.
Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares. In addition, the advisory fees paid to Eaton Vance are calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fee is higher when leverage is utilized, which may create an incentive for the Adviser to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.
Management Risk.
The Fund is subject to management risk because it is actively managed. Eaton Vance and the portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the portfolio managers may cause the Fund to incur losses or to miss profit opportunities.
Cybersecurity Risk.
With the inc
re
ased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service
attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions during a denial-of-service
attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, currency, country, region, group of countries, asset class, or sector, the Fund’s NAV may be more volatile and the Fund will be subject to greater risk than a fund that invests in a more diverse investment portfolio. Similarly, to the extent the Fund holds investments with closely correlated market prices, it will be subject to greater risk than a fund with investments that are not as closely correlated. Changes in the value of a single security or issuer or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a fund that invests in the securities of a larger number of issuers. Companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments. Similarly, funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country, or market have more exposure to regional and country economic risks than do funds whose investments are more geographically diverse. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.
Information Technology Sector Risk.
If the Fund concentrates investments in the information technology sector, the value of Fund shares may be particularly im
p
acted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, competition for the services of qualified personnel and government regulation. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction and unpredictable changes in growth rates. Companies in the information technology sector also can be heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. As a result, the value of shares may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the UK and the EU, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated
By-Laws
(the
“By-Laws”
and together with the Declaration of Trust, the “Organizational Documents”) include provisions that could have the effect of making it more difficult to acquire control of the Fund or to change the composition of its Board. See “Description of Capital Structure - Certain Provisions of the Organizational Documents - Anti-Takeover Provisions in the Organizational Documents.”

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s Common Shares were trading as of such date.

	Market Price		NAV per Share on Date of Market Price		NAV Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
1/31/2025	$15.37	$14.39	$15.49	$14.92	(0.77)%	(3.55)%
10/31/2024	$14.91	$13.24	$15.33	$13.64	(2.74)%	(2.93)%
7/31/2024	$14.37	$13.22	$14.90	$13.41	(3.56)%	(1.42)%
4/30/2024	$13.41	$12.51	$14.00	$13.29	(4.21)%	(5.87)%
1/31/2024	$12.51	$11.11	$13.28	$11.79	(5.80)%	(5.77)%
10/31/2023	$12.45	$10.64	$12.58	$11.45	(1.03)%	(7.07)%
7/31/2023	$12.67	$11.44	$12.66	$11.74	0.08%	(2.56)%
4/30/2023	$12.14	$11.29	$11.81	$11.04	2.79%	2.26%
1/31/2023	$12.11	$10.79	$11.59	$11.02	4.49%	(2.09)%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The Fund is an unincorporated business trust established under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated and filed with the Secretary of the Commonwealth on October 5, 2005 (the “Declaration of Trust”). The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of Common Shares. The Fund intends to hold annual meetings of Common Shareholders in compliance with the requirements of the NYSE.

COMMON SHARES
The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Common Shareholders are entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any future borrowings or issuance of preferred shares may limit the payment of distributions to the Common Shareholder. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
The
By-Laws
establish qualification criteria applicable to prospective Trustees and generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board or to transact any other business at a meeting of shareholders. Any notice by a shareholder must be accompanied by certain information as required by the
By-Laws.
No shareholder proposal will be considered at any meeting of shareholders of the Fund if such proposal is submitted by a shareholder who does not satisfy all applicable requirements set forth in the
By-Laws.
In the event of the liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among the Common Shareholders. The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Fund and permits inclusion of a clause to that effect in every agreement entered into by the Fund and in coordination with the Fund’s
By-Laws
indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law may, in certain limited circumstances, be held personally liable for the obligations of the business trust as though they were general partners, the provisions of the Fund’s Organizational Documents described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund has no current intention to issue preferred shares or to borrow money. However, if at some future time there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares. In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of preferred shares from a nationally recognized statistical rating agency (a “Rating Agency”). These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a RIC for U.S. federal income tax purposes. If the Fund were in the future to issue preferred shares or borrow money, it would intend, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any potential impairment of the Fund’s status as a RIC. See “U.S. Federal Income Tax Matters.” Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.
The Fund has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the outstanding Common Shares. The Common Shares have no preemptive rights.
The Fund generally will not issue Common Share certificates. However, upon written request to the Fund’s transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor’s account. Common Share certificates that have been issued to an investor may be returned at any time.
REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT MEASURES
Because shares of
closed-end
management investment companies frequently trade at a discount to their NAVs, the Board has determined that from time-to-time
it may be in the interest of Common Shareholders for the Fund to take corrective actions to reduce trading discounts in the Common Shares. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the Fund, the effect on the Fund’s expenses, whether such transactions would impair the Fund’s status as a RIC or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions that may have a material effect on the Fund’s ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the Common Shares trading at a price equal to or approximating their NAV. In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to NAV. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. Results of the share repurchase program are disclosed in the Fund’s annual and semiannual reports to shareholders.
PREFERRED SHARES
The Fund has no current intention of issuing any shares other than the Common Shares. However, the Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights (the “preferred shares”) in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.
Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. If the Fund seeks a rating for preferred shares, asset coverage requirements in addition to those set forth in the 1940 Act may be imposed. The liquidation value of any preferred shares would be expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared. The terms of any preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund’s Declaration of Trust) if and when it authorizes preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of such preferred shares may also enable the Fund to lengthen such intervals. At times, the distribution rate on any preferred shares may exceed the Fund’s return after expenses on the investment of proceeds from the preferred shares and the Fund’s leverage structure, resulting in a lower rate of return to Common Shareholders than if the Fund were not so structured.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.
Holders of preferred shares, voting as a class, would be entitled to elect two of the Fund’s Trustees if any preferred shares are issued. The holders of both the Common Shares and the preferred shares (voting together as a single class with each share entitling its holder to one vote) shall be entitled to elect the remaining Trustees of the Fund. Under the 1940 Act, if at any time dividends on the preferred shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Board until all distributions in arrears have been paid or declared and set apart for payment. In addition, if required by a Rating Agency rating the preferred shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required under the 1940 Act. In this regard, holders of preferred shares may be entitled to elect a majority of the Board in other circumstances, for example, if one payment on the preferred shares is in arrears. The differing rights of the holders of preferred and Common Shares with respect to the election of Trustees do not affect the obligation of all Trustees to take actions they believe to be consistent with the best interests of the Fund. All such actions must be consistent with (i) the obligations of the Fund with respect to the holders of preferred shares (which obligations arise primarily from the contractual terms of the preferred shares, as specified in the Declaration of Trust and
By-laws
of the Fund) and (ii) the fiduciary duties owed to the Fund, which include the duties of loyalty and care.
In the event of any future issuance of preferred shares, the Fund likely would seek a credit rating for such preferred shares from a Rating Agency. In such event, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such Rating Agency. Based on previous guidelines established by Rating Agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to any preferred shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although no assurance can be given as to the nature or extent of the guidelines that may be imposed in connection with obtaining a rating of any preferred shares, the Fund anticipates that such guidelines would include asset coverage requirements that are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices and certain mandatory redemption requirements relating to any preferred shares. No assurance can be given that the guidelines actually imposed with respect to any preferred shares by a Rating Agency would be more or less restrictive than those described in this Prospectus.

Outstanding Securities [Table Text Block]
The following table provides information about our outstanding Common Shares as of February 10, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Common Shares	Unlimited	0	157,388,026

Discount From or Premium to NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Discount From or Premium to NAV.
The Offering will be conducted only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Fund’s Common Shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end
management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Secondary Market for the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary Market for the Common Shares.
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions.
The Fund also issues Common Shares of the Fund through its dividend reinvestment plan. See “Dividend Reinvestment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.
When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund.
The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter
markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund normally sells stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance is more limited than if the Fund did not engage in selling stock index call options. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing
risks to the Fund. The frequency and magnitude of changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
. The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Risk.
Under norm
al
market conditions, the Fund’s investment program consists of owning a diversified portfolio of common stocks. Therefore, a principal risk of investing in the Fund is equity risk. Equity risk is the risk that the value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer reduces or eliminates its dividend or fails to make anticipated dividend increases. Common stocks in which the Fund invests are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Risks of Investing in Smaller and Mid Sized Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Smaller and
Mid-Sized
Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or
“mid-cap.”
Smaller and
mid-sized
companies often are newer or less established companies than larger capitalization companies. Investments in smaller and mid-sized
companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent up
on one or a few key people. The market movements of equity securities of smaller and mid-sized
companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller and mid-sized
companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller and mid-sized
companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Risk of Selling Index Call Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Selling Index Call Options.
Under normal market conditions, a portion of the Fund’s common stock portfolio value is subject to written index call options. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by writing options on one or more broad-based stock indices that the Adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which options are written). The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. For example, with respect to the portion of its stock portfolio against which S&P 500
®
index call options have been written, the Fund will suffer a loss if the S&P 500
®
appreciates above the exercise price of the options written while the associated securities held by the Fund fail to appreciate as much or decline in value over the life of the written option. Index options written by the Fund is priced on a daily basis. Their value is affected primarily by changes in the prices and dividend rates of the underlying common stocks in such index, changes in actual or perceived volatility of such index and the remaining time to the options’ expiration. The trading price of index call options will also be affected by liquidity considerations and the balance of purchase and sale orders.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.
To the extent that the Fund writes options on indices based upon foreign stocks, the Fund generally sells options on broad-based foreign country and/or regional stock indices that are listed for trading in the United States or which otherwise qualify as Section 1256 contracts under the Code. Options on foreign indices that are listed for trading in the United States or which otherwise qualify as Section 1256 contracts under the Code may trade in substantially lower volumes and with substantially wider bid-ask
spreads than other options contracts on the same or similar indices that trade on other markets outside the United States. To implement its options program most effectively, the Fund may sell index options that do not qualify as Section 1256 contracts under the Code. Gain or loss on index options not qualifying as Section 1256 contracts under the Code would be realized upon disposition, lapse or settlement of the positions and would be treated as short-term gain or loss.
The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for options may not conform to the hours during which common stocks held by the Fund are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. Index call options are marked to market daily and their value is affected by changes in the value and dividend rates of the securities represented in the underlying index, changes in interest rates, changes in the actual or perceived volatility of the associated index and the remaining time to the options’ expiration, as well as trading conditions in the options market.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
Please refer to the section entitled “U.S. Income Tax Matters” for an explanation of the federal income tax consequences and attendant risks of investing in the Fund. Although the Fund seeks to minimize and defer the federal income taxes incurred by Common Shareh ol
ders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. As described more fully under “U.S. Income Tax Matters.”, while the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by Common Shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause Common Shareholders to pay more tax than they otherwise would have, or to accelerate Common Shareholders’ recognition of taxable income or gains.

Benchmark Reference Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Benchmark Reference Rates Risk.
Many debt securities, derivatives, and other financial instruments utilize benchmark or reference rates for variable interest rate calculations, including the Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates. For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. As a result, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted
.

Foreign Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Security Risk.
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding or other tax), government policies (in the U.S. or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad (such as foreign brokerage costs, custodial expenses and other fees) are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation of assets, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations or repatriating capital invested in foreign countries, and the imposition of economic sanctions. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. As an alternative to holding foreign-traded securities, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S.
over-the-counter
market (including depositary receipts, which evidence ownership in underlying foreign securities). Since the Fund may invest in securities denominated or quoted in currencies other than the United States dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments held by the Fund and the accrued income and appreciation or depreciation of the investments in United States dollars. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. Distributions on foreign securities may not be eligible for the reduced rate of taxation applicable to qualified dividend income.
Because foreign companies may not be subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies, there may be less or less reliable publicly available information about a foreign company than about a domestic company. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions for, or loss of certificates of, portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets.
Political events in foreign countries may cause market disruptions. In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the European Union (“EU”) (“Brexit”). Effective January 31, 2020, the UK ceased to be a member of the EU and, following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. Market uncertainty remains regarding Brexit’s ramifications, and the range and potential implications of the possible political, regulatory, economic, and market outcomes in the UK, EU and beyond are difficult to predict. If one or more additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk.
The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund’s income from such securities.
In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund’s investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend and interest payments and gain from the sale of securities, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Transactions Risk.
The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund may (but is not required to) engage in transactions to hedge against changes in foreign currencies, and will use such hedging techniques when the Adviser deems appropriate. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the rate currently prevailing in the foreign currency exchange market, or through entering into derivative currency transactions. Currency futures contracts are exchange-traded instruments similar in structure to futures contracts on stocks and stock indices, but change in value to reflect the movements of a currency or basket of currencies rather than a stock or stock index. Settlement is made in a designated currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Adverse movements in hedged currencies may result in poorer overall performance for the Fund than if it had not entered into such contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded contracts between currency traders and their customers. Such contracts may be used by the Fund when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be performed by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets. Income or gains earned on any of the Fund’s foreign currency transactions generally will be treated as taxable ordinary income (i.e. income other than qualified dividend income).
Currency transactions are dependent upon the creditworthiness of counterparties and subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying derivative currency transactions. As a result, available information may not be complete. In an over-the-counter
trading environment, there are generally no daily price fluctuation limits. There may be no liquid secondary market to close out positions entered into until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as counterparty.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
In addition to writing index call options, the risks of which are described above, the Fund may also invest in other derivatives for purposes such as hedging, to enhance return, or as a substitute for the purchase or sale of securities or currencies. Other permitted derivatives include futures contracts on securities, non-equity
indices and currencies, options on futures contracts, equity and interest rate swaps, covered short sales, forward sales of stocks, and forward currency exchange contracts. The Fund may invest in derivatives without limitation and use of derivatives may be extensive. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested in derivatives. Derivative instruments traded in over-the-counter
markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. Dividends received on securities with respect to which the Fund is obligated to make related payments (pursuant to short sales or otherwise) will not constitute qualified dividend income and will be taxable as ordinary income. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify as qualified dividend income.

The regulation of U.S. and
non-U.S.
derivatives markets is an evolving area of law and is subject to modification by government and judicial action. In particular, such regulations require many derivatives to be margined and/or cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets.
The SEC adopted Rule
18f-4
under the 1940 Act, which applies to the Fund’s use of derivative investments and certain financing transactions. Among other things, Rule 18f 4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of the Fund’s net assets) to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent the Fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (generally up to 10% of the Fund’s net assets), it will not be subject to the full requirements of Rule 18f 4. In addition, to the extent that the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund may elect to either treat all of its reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f 4 or comply (with respect to reverse repurchase agreements or similar financing transactions) with the asset coverage requirements under Section 18 of the 1940 Act.
The implementation of existing regulatory requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. The Adviser cannot predict with certainty the effects of any governmental regulation that may be implemented, and there can be no assurance that any government regulation will not adversely affect the Fund’s performance or ability to achieve its investment objective.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Dividend Capture Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, including short-term capital gain taxable as ordinary income, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investments is worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
. The shares of
closed-end
management investment companies often trade at a discount from their net asset value, and the Fund’s Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s Common Shares may be less than the public offering price. The returns earned by Common Shareholders who purchased their Common Shares in this offering and sell their Common Shares below net asset value will be reduced.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Leverage Risk.
Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares. In addition, the advisory fees paid to Eaton Vance are calculated on the basis of the Fund’s average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fee is higher when leverage is utilized, which may create an incentive for the Adviser to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk.
The Fund is subject to management risk because it is actively managed. Eaton Vance and the portfolio managers invest the assets of the Fund as they deem appropriate in implementing the Fund’s investment strategy. Accordingly, the success of the Fund depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement strategies that achieve the Fund’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Fund’s investment strategy. Subjective decisions made by Eaton Vance and the portfolio managers may cause the Fund to incur losses or to miss profit opportunities.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
With the inc
re
ased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. The Fund relies on communications technology, systems, and networks to engage with clients, employees, accounts, shareholders, and service providers, and a cyber incident may inhibit the Fund’s ability to use these technologies. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites or via “ransomware” that renders the systems inoperable until appropriate actions are taken. A denial-of-service
attack is an effort to make network services unavailable to intended users, which could cause shareholders to lose access to their electronic accounts, potentially indefinitely. Employees and service providers also may not be able to access electronic systems to perform critical duties for the Fund, such as trading NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions during a denial-of-service
attack. There is also the possibility for systems failures due to malfunctions, user error and misconduct by employees and agents, natural disasters, or other foreseeable and unforeseeable events.
Because technology is consistently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling the Fund or accurately pricing its securities. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber incidents consistently. In addition to deliberate cyber attacks, unintentional cyber incidents can occur, such as the inadvertent release of confidential information by the Fund or its service providers.
The Fund uses third party service providers who are also heavily dependent on computers and technology for their operations. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, limit a shareholder’s ability to purchase or redeem shares of the Fund or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, litigation costs, or additional compliance costs. While many Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, currency, country, region, group of countries, asset class, or sector, the Fund’s NAV may be more volatile and the Fund will be subject to greater risk than a fund that invests in a more diverse investment portfolio. Similarly, to the extent the Fund holds investments with closely correlated market prices, it will be subject to greater risk than a fund with investments that are not as closely correlated. Changes in the value of a single security or issuer or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a fund that invests in the securities of a larger number of issuers. Companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments. Similarly, funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country, or market have more exposure to regional and country economic risks than do funds whose investments are more geographically diverse. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.

Information Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Sector Risk.
If the Fund concentrates investments in the information technology sector, the value of Fund shares may be particularly im
p
acted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, competition for the services of qualified personnel and government regulation. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction and unpredictable changes in growth rates. Companies in the information technology sector also can be heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. As a result, the value of shares may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the UK and the EU, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated
By-Laws
(the
“By-Laws”
and together with the Declaration of Trust, the “Organizational Documents”) include provisions that could have the effect of making it more difficult to acquire control of the Fund or to change the composition of its Board. See “Description of Capital Structure - Certain Provisions of the Organizational Documents - Anti-Takeover Provisions in the Organizational Documents.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The premiums from writing index call options and amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. . Any preferred stocks paying fixed dividend rates in which the Fund invests, will likely change in value as market interest rates change. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the net asset value and price of the Common Shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Post Office Square
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02109
Contact Personnel Name		Deidre E. Walsh
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.39	$ 13.24	$ 13.22	$ 12.51	$ 11.11	$ 10.64	$ 11.44	$ 11.29	$ 10.79
Highest Price or Bid				15.37	14.91	14.37	13.41	12.51	12.45	12.67	12.14	12.11
Lowest Price or Bid, NAV				14.92	13.64	13.41	13.29	11.79	11.45	11.74	11.04	11.02
Highest Price or Bid, NAV				$ 15.49	$ 15.33	$ 14.9	$ 14	$ 13.28	$ 12.58	$ 12.66	$ 11.81	$ 11.59
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(0.77%)	(2.74%)	(3.56%)	(4.21%)	(5.80%)	(1.03%)	0.08%	2.79%	4.49%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(3.55%)	(2.93%)	(1.42%)	(5.87%)	(5.77%)	(7.07%)	(2.56%)	2.26%	(2.09%)
Share Price			$ 15.53
NAV Per Share			$ 15.61
Latest Premium (Discount) to NAV [Percent]			(0.51%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		COMMON SHARES
Security Preemptive and Other Rights [Text Block]		The Common Shares have no preemptive rights.
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		157,388,026
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		PREFERRED SHARES
Security Voting Rights [Text Block]		Holders of preferred shares, voting as a class, would be entitled to elect two of the Fund’s Trustees if any preferred shares are issued. The holders of both the Common Shares and the preferred shares (voting together as a single class with each share entitling its holder to one vote) shall be entitled to elect the remaining Trustees of the Fund.
Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to Common Shareholders.
Security Obligations of Ownership [Text Block]	the obligations of the Fund with respect to the holders of preferred shares (which obligations arise primarily from the contractual terms of the preferred shares, as specified in the Declaration of Trust and
By-laws
of the Fund) and (ii) the fiduciary duties owed to the Fund, which include the duties of loyalty and care.
Preferred Stock Restrictions, Other [Text Block]		Although no assurance can be given as to the nature or extent of the guidelines that may be imposed in connection with obtaining a rating of any preferred shares, the Fund anticipates that such guidelines would include asset coverage requirements that are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices and certain mandatory redemption requirements relating to any preferred shares.
Rights Subject to Other than Majority Vote [Text Block]		Under the 1940 Act, if at any time dividends on the preferred shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Board until all distributions in arrears have been paid or declared and set apart for payment.

[1]	If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the Prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the Offering.
[4]	Stated as a percentage of average net assets attributable to Common Shares for the year ended October 31, 2024.
[5]	The investment adviser fee paid by the Fund to Eaton Vance Management (“EVM”) is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fees will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and EVM, the fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.